Deferred tax (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of non-current liabilities - deferred tax

	2023	2022
	A$’000	A$’000

Non-current Liabilities
Deferred tax liability associated with Licensing Agreement	2,289	2,560